Financial assets, liabilities and financial result (excluding Orange Bank) - Fair value hedges (Details) - EUR (€) € in Millions			12 Months Ended
	Jun. 28, 2018	Jun. 19, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 28, 2019	Jan. 29, 2016
Disclosure of detailed information about financial instruments [line items]
Proceeds from sales of investment securities, net of cash transferred			€ 19	€ 529	€ 110
Investments securities, BT Shares [member]
Disclosure of detailed information about financial instruments [line items]
Equity interest (as a percent)			2.49%			2.49%	4.00%
Proceeds from sales of investment securities, net of cash transferred	€ 543	€ 433		€ 543	53
Financial assets, at fair value					€ 659